EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the “treasury stock” guidelines and the “if-converted” method is used for convertible debt instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2025	June 30, 2024
Basic and diluted earnings/(loss) per share:
Net (loss)/income available to stockholders	(30,411)	65,934

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2025	June 30, 2024
Basic earnings (loss) per share:
Weighted average number of common shares outstanding*	133,357	125,844
Diluted earnings (loss) per share:
Weighted average number of common shares outstanding*	133,357	125,844
Effect of dilutive share options	—	637
Weighted average number of common shares outstanding assuming dilution	133,357	126,481

	Six months ended
	June 30, 2025	June 30, 2024
Basic (loss)/earnings per share:	$(0.23)	$0.52
Diluted (loss)/earnings per share:	$(0.23)	$0.52

For the six months ended June 30, 2025, basic and diluted net loss per share were the same because the effect of all potentially dilutive securities was antidilutive. Effect of share options were excluded from the diluted earnings per share calculation for this period as their inclusion would have been antidilutive.

*The weighted average number of common shares outstanding excluded 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent. Accordingly, the total of 11,765,142 shares which had been issued under these arrangements are not included in the weighted average number of common shares outstanding as of June 30, 2025.

The weighted average number of common shares outstanding also excludes 2,347,752 shares repurchased by the Company under its Share Repurchase Program and held as treasury stock as of June 30, 2025. (See also Note 11: Share Capital, Additional Paid-In Capital and Contributed Surplus).